Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Line Items]
Weighted average life	2 years 4 months 24 days	1 year 10 months 24 days
Amortization expenses	$ 140,460	$ 143,308	$ 17,524
General and administrative expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	140,460	143,309	17,524
Cost of Sales [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	139,038	141,880	17,524
General and Administrative Expense [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	1,422	$ 1,429
AI software [Member]
Intangible Assets, Net [Line Items]
Amortization expenses
Contractual payment obligations	$ 1,450,000